SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
SHARE CAPITAL
Schedule of common shares

COMMON SHARES

	2015		2014
December 31,	Number of Shares	Amount	Number of Shares	Amount

(millions of Canadian dollars; number of common shares in millions)
Balance at beginning of year	852	6,669	831	5,744
Common shares issued[1]	-	-	9	446
Dividend Reinvestment and Share Purchase Plan (DRIP)	12	646	9	428
Shares issued on exercise of stock options	4	76	3	51
Balance at end of year	868	7,391	852	6,669
1	Gross proceeds - nil (2014 - $460 million); net issuance costs - nil (2014 - $14 million).

Schedule of preference shares

PREFERENCE SHARES

	2015		2014
December 31,	Number of Shares	Amount	Number of Shares	Amount

(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125
Preference Shares, Series B	20	500	20	500
Preference Shares, Series D	18	450	18	450
Preference Shares, Series F	20	500	20	500
Preference Shares, Series H	14	350	14	350
Preference Shares, Series J	8	199	8	199
Preference Shares, Series L	16	411	16	411
Preference Shares, Series N	18	450	18	450
Preference Shares, Series P	16	400	16	400
Preference Shares, Series R	16	400	16	400
Preference Shares, Series 1	16	411	16	411
Preference Shares, Series 3	24	600	24	600
Preference Shares, Series 5	8	206	8	206
Preference Shares, Series 7	10	250	10	250
Preference Shares, Series 9	11	275	11	275
Preference Shares, Series 11	20	500	20	500
Preference Shares, Series 13	14	350	14	350
Preference Shares, Series 15	11	275	11	275
Issuance costs		(137)		(137)
Balance at end of period		6,515		6,515

Schedule of characteristics of preference shares

	Initial Yield	Dividend[1]	Per Share Base Redemption Value[2]	Redemption and Conversion Option Date[2,3]	Right to Convert Into[3,4]
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.5%	$ 1.375	$ 25	-	-
Preference Shares, Series B	4.0%	$ 1.000	$ 25	June 1, 2017	Series C
Preference Shares, Series D	4.0%	$ 1.000	$ 25	March 1, 2018	Series E
Preference Shares, Series F	4.0%	$ 1.000	$ 25	June 1, 2018	Series G
Preference Shares, Series H	4.0%	$ 1.000	$ 25	September 1, 2018	Series I
Preference Shares, Series J	4.0%	US$1.000	US$25	June 1, 2017	Series K
Preference Shares, Series L	4.0%	US$1.000	US$25	September 1, 2017	Series M
Preference Shares, Series N	4.0%	$ 1.000	$ 25	December 1, 2018	Series O
Preference Shares, Series P	4.0%	$ 1.000	$ 25	March 1, 2019	Series Q
Preference Shares, Series R	4.0%	$ 1.000	$ 25	June 1, 2019	Series S
Preference Shares, Series 1	4.0%	US$1.000	US$25	June 1, 2018	Series 2
Preference Shares, Series 3	4.0%	$ 1.000	$ 25	September 1, 2019	Series 4
Preference Shares, Series 5	4.4%	US$1.100	US$25	March 1, 2019	Series 6
Preference Shares, Series 7	4.4%	$ 1.100	$ 25	March 1, 2019	Series 8
Preference Shares, Series 9	4.4%	$ 1.100	$ 25	December 1, 2019	Series 10
Preference Shares, Series 11	4.4%	$ 1.100	$ 25	March 1, 2020	Series 12
Preference Shares, Series 13	4.4%	$ 1.100	$ 25	June 1, 2020	Series 14
Preference Shares, Series 15	4.4%	$ 1.100	$ 25	September 1, 2020	Series 16
1	The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend per year, as declared by the Board of Directors of the Company.
2

Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company, may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3

The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on a one-for-one basis on the Conversion Option Date and every fifth anniversary thereafter at an ascribed issue price equal to the Base Redemption Value.

4

Holders will be entitled to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90-day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S), 2.4% (Series 4), 2.6% (Series 8), 2.7% (Series 10), 2.6% (Series 12), 2.7% (Series 14) or 2.7% (Series 16); or US$25 x (number of days in quarter/365) x (three-month United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M), 3.1% (Series 2) or 2.8% (Series 6)).

Schedule of weighted average shares outstanding basic and diluted used for calculating earnings per common share
December 31,	2015	2014

(number of common shares in millions)
Weighted average shares outstanding	847	829
Effect of dilutive options	11	11
Diluted weighted average shares outstanding	858	840